UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811- 23312

Impact Shares Trust I

(Exact name of registrant as specified in charter)

2189 Broken Bend

Frisco, Texas 75034

(Address of principal executive offices)

Ethan Powell

2189 Broken Bend

Frisco, Texas 75034

(Name and address of agent for service)

COPY TO:

Brian McCabe

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-469-442-8424

Date of fiscal year end: June 30, 2023

Date of reporting period: December 31, 2022

Item 1.    Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR § 270.30e-1), is attached hereto.

IMPACT SHARES TRUST I

Impact Shares YWCA Women’s Empowerment ETF

Impact Shares NAACP Minority Empowerment ETF

Impact Shares Sustainable Development Goals Global Equity ETF

Impact Shares Affordable Housing MBS ETF

Semi-Annual Report

December 31, 2022

Impact Shares Trust I

Table of Contents

December 31, 2022 (Unaudited)

Each Fund files its complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year or as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT is available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that Impact Shares, Corp. uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-844-448-3383; and (ii) on the Commission’s website at http://www.sec.gov.

Impact Shares YWCA Women’s Empowerment ETF

Schedule of Investments

December 31, 2022 (Unaudited)

Sector Weightings†:

† Percentages based on total investments.

Description	Shares	Fair Value

COMMON STOCK — 106.5%

Communication Services— 6.3%
AT&T	15,009	$276,316
Comcast, Cl A	9,265	323,997
Interpublic Group	829	27,614
Lumen Technologies*	1,996	10,419
Meta Platforms, Cl A*	4,812	579,076
Omnicom Group	431	35,157
Paramount Global, Cl A	4	79
Paramount Global, Cl B	1,922	32,443
Verizon Communications	8,833	348,020
Walt Disney*	3,837	333,358
Warner Bros Discovery*	4,562	43,248

		2,009,727

Consumer Discretionary— 10.6%
Amazon.com*	13,795	1,158,780
Aptiv*	712	66,309
Autoliv	207	15,852
Best Buy	528	42,351
Carnival*	2,569	20,706
Deckers Outdoor*	69	27,542
eBay	1,448	60,049
Etsy*	335	40,126
Expedia Group*	402	35,215
Ford Motor	10,382	120,742
Gap	554	6,249
General Motors	3,834	128,976
Hasbro	343	20,926
Hilton Worldwide Holdings	720	90,979

Description	Shares	Fair Value

Lululemon Athletica*	306	$98,036
Marriott International, Cl A	724	107,796
McDonald’s	1,935	509,931
PVH	178	12,565
Starbucks	3,018	299,386
Target	975	145,314
TJX	3,078	245,009
VF	868	23,966
Yum! Brands	749	95,932

		3,372,737

Consumer Staples— 9.3%
Archer-Daniels-Midland	1,184	109,934
Brown-Forman, Cl A	110	7,234
Brown-Forman, Cl B	361	23,710
Campbell Soup	424	24,062
Church & Dwight	508	40,950
Clorox	258	36,205
Coca-Cola	8,196	521,348
Colgate-Palmolive	1,757	138,434
Conagra Brands	1,010	39,087
Estee Lauder, Cl A	485	120,333
General Mills	1,253	105,064
Hershey	311	72,018
J M Smucker	225	35,654
Kellogg	535	38,113
Kimberly-Clark	711	96,518
Kraft Heinz	1,668	67,904
Kroger	1,369	61,030
Molson Coors Beverage, Cl B	392	20,196
PepsiCo	2,906	524,998
Procter & Gamble	5,030	762,347
Tyson Foods, Cl A	610	37,973
Walgreens Boots Alliance	1,511	56,451

		2,939,563

Energy— 7.1%
Baker Hughes, Cl A	2,041	60,271
Chevron	3,820	685,652
ConocoPhillips	2,689	317,302
Exxon Mobil	8,784	968,875
Occidental Petroleum	1,590	100,154
Phillips 66	1,012	105,329

		2,237,583

Financials— 11.2%
Aflac	1,216	87,479
Allstate	573	77,699
American Express	1,260	186,165
American International Group	1,605	101,500

The accompanying notes are an integral part of the financial statements.

Impact Shares YWCA Women’s Empowerment ETF

Schedule of Investments

December 31, 2022 (Unaudited)

Description	Shares	Fair Value

Ameriprise Financial	232	$72,238
Bank of America	14,709	487,162
Bank of New York Mellon	1,543	70,237
BlackRock, Cl A	315	223,218
Capital One Financial	809	75,205
Citigroup	4,058	183,543
Fifth Third Bancorp	1,441	47,279
First Republic Bank	385	46,928
Goldman Sachs Group	722	247,920
Hartford Financial Services Group	683	51,792
Huntington Bancshares	3,032	42,751
KeyCorp	1,960	34,143
Lincoln National	330	10,137
MetLife	1,418	102,621
Moody’s	332	92,502
Morgan Stanley	2,822	239,926
Northern Trust	438	38,759
Principal Financial Group	490	41,121
Progressive	1,235	160,192
Prudential Financial	785	78,076
Regions Financial	1,967	42,409
S&P Global	717	240,152
State Street	770	59,729
T Rowe Price Group	476	51,913
US Bancorp	2,848	124,201
Voya Financial	208	12,790
Wells Fargo	5,510	227,508

		3,557,295

Health Care— 21.3%
Abbott Laboratories	3,686	404,686
AbbVie	3,720	601,189
Agilent Technologies	635	95,028
AmerisourceBergen, Cl A	325	53,856
Amgen	1,125	295,470
Baxter International	1,060	54,028
Becton Dickinson	602	153,089
Biogen*	311	86,122
BioMarin Pharmaceutical*	390	40,361
Bristol-Myers Squibb	4,492	323,199
Cardinal Health	574	44,123
Cigna	644	213,383
CVS Health	2,758	257,018
Elevance Health	500	256,485
Eli Lilly	1,658	606,563
Gilead Sciences	2,638	226,473
Johnson & Johnson	5,533	977,404
Medtronic PLC	2,795	217,227
Merck	5,323	590,587
Pfizer	11,833	606,323
Quest Diagnostics	245	38,328
Regeneron Pharmaceuticals*	227	163,778

Description	Shares	Fair Value

UnitedHealth Group	562	$297,961
Vertex Pharmaceuticals*	539	155,653

		6,758,334

Industrials— 7.0%
3M	1,164	139,587
Booz Allen Hamilton Holding, Cl A	178	18,604
Caterpillar	1,116	267,349
Cummins	296	71,718
Delta Air Lines*	1,349	44,328
Eaton PLC	840	131,838
Emerson Electric	1,257	120,748
General Electric	2,308	193,387
Johnson Controls International PLC	1,449	92,736
Lyft, Cl A*	1,092	12,034
Norfolk Southern	491	120,992
Owens Corning	205	17,486
Pentair	345	15,518
Robert Half International	231	17,055
Rockwell Automation	246	63,362
Southwest Airlines	1,240	41,751
Sunrun*	764	18,351
TransUnion	400	22,700
Trex*	233	9,863
Union Pacific	1,313	271,883
United Parcel Service, Cl B	1,543	268,235
Verisk Analytics, Cl A	331	58,395
Waste Management	793	124,406
WW Grainger	91	50,619
Xylem	380	42,017

		2,234,962

Information Technology— 27.3%
Accenture PLC, Cl A	2,259	602,792
Adobe*	1,672	562,678
Autodesk*	776	145,011
Automatic Data Processing	874	208,764
HP	3,275	87,999
Intel	14,616	386,301
International Business Machines	3,219	453,525
Intuit	1,008	392,334
Keysight Technologies*	642	109,827
Mastercard, Cl A	1,795	624,175
Microsoft	6,560	1,573,219
Motorola Solutions	595	153,337
NVIDIA	8,928	1,304,738
PayPal Holdings*	2,437	173,563
QUALCOMM	3,988	438,441
Salesforce*	3,557	471,623
TE Connectivity	1,140	130,872

The accompanying notes are an integral part of the financial statements.

Impact Shares YWCA Women’s Empowerment ETF

Schedule of Investments

December 31, 2022 (Unaudited)

Description	Shares	Fair Value

Visa, Cl A	3,436	$713,863
Workday, Cl A*	711	118,972

		8,652,034

Materials— 2.2%
Air Products and Chemicals	464	143,033
Avery Dennison	170	30,770
Celanese, Cl A	212	21,675
Dow	1,516	76,391
DuPont de Nemours	1,054	72,336
Ecolab	526	76,564
International Flavors & Fragrances	536	56,194
International Paper	956	33,106
Mosaic	729	31,981
Newmont	1,677	79,155
PPG Industries	494	62,116

		683,321

Real Estate— 1.7%
CBRE Group, Cl A*	676	52,025
Equinix‡	190	124,456
Equity LifeStyle Properties‡	365	23,579
Essex Property Trust‡	139	29,457
Healthpeak Properties‡	1,137	28,505
Host Hotels & Resorts‡	1,501	24,091
Iron Mountain‡	617	30,757
Jones Lang LaSalle*	103	16,415
Mid-America Apartment
Communities‡	243	38,148
STORE Capital‡	557	17,857
Ventas‡	839	37,797
VICI Properties‡	2,023	65,545
Welltower‡	974	63,846

		552,478

Utilities— 2.5%
American Water Works	383	58,377
CenterPoint Energy	1,317	39,497
CMS Energy	612	38,758
Consolidated Edison	747	71,196
Dominion Energy	1,751	107,371
Edison International	802	51,023
Entergy	425	47,813
Essential Utilities	500	23,865
Exelon	2,053	88,751
NiSource	852	23,362
PG&E*	3,384	55,024
PPL	1,546	45,174
Sempra Energy	665	102,769
UGI	440	16,311
Vistra	829	19,233

		788,524

Total Common Stock (Cost $36,074,918)		33,786,558

Description	Shares	Fair Value

SHORT-TERM INVESTMENT — 0.0%

Invesco Government & Agency Portfolio, Cl Institutional, 4.22% (A)	825	$825

Total Short-Term Investment (Cost $825)		825

Total Investments - 106.5% (Cost $36,075,743)		$33,787,383

Percentages are based on Net Assets of $31,739,392.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Rate shown represents the 7-day effective yield as of December 31, 2022.

Cl — Class

PLC — Public Limited Company

As of December 31, 2022, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance under U.S. Generally Accepted Accounting Principles.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Impact Shares NAACP Minority Empowerment ETF

Schedule of Investments

December 31, 2022 (Unaudited)

Sector Weightings†:

† Percentages based on total investments.

Description	Shares	Fair Value

COMMON STOCK — 101.7%

Communication Services— 8.0%
Alphabet, Cl A*	8,769	$773,689
Alphabet, Cl C*	7,274	645,422
AT&T	15,732	289,626
Electronic Arts	583	71,231
Lumen Technologies*	2,103	10,977
Meta Platforms, Cl A*	5,035	605,912
Verizon Communications	9,272	365,317

		2,762,174

Consumer Discretionary— 10.5%
Amazon.com*	14,931	1,254,204
Aptiv*	489	45,541
Autoliv	145	11,104
Chegg*	225	5,686
Dollar Tree*	371	52,474
eBay	990	41,055
Ford Motor	7,123	82,840
Gap	385	4,343
General Motors	2,630	88,473
Hilton Worldwide Holdings	492	62,169
Home Depot	1,854	585,604
Lear	111	13,766
Lowe’s	1,153	229,724
Marriott International, Cl A	498	74,147
MercadoLibre*	82	69,392
NIKE, Cl B	2,279	266,666
Royal Caribbean Cruises*	396	19,575
Target	818	121,915
Tesla*	4,804	591,757
VF	596	16,455

		3,636,890

Description	Shares	Fair Value

Consumer Staples— 5.0%
Archer-Daniels-Midland	986	$91,550
Bunge	267	26,639
Campbell Soup	354	20,089
Clorox	217	30,452
Coca-Cola	6,848	435,601
Constellation Brands, Cl A	280	64,890
Hormel Foods	509	23,185
J M Smucker	187	29,632
Kellogg	450	32,058
Kimberly-Clark	596	80,907
Kraft Heinz	1,401	57,035
Kroger	1,146	51,089
Molson Coors Beverage, Cl B	327	16,847
Mondelez International, Cl A	2,411	160,693
PepsiCo	2,428	438,643
Sysco	894	68,346
Tyson Foods, Cl A	510	31,747
Walgreens Boots Alliance	1,262	47,148

		1,706,551

Energy— 6.7%
Cheniere Energy	439	65,832
Chevron	3,168	568,624
ConocoPhillips	2,240	264,320
Devon Energy	1,152	70,859
Exxon Mobil	7,333	808,830
Hess	490	69,492
Kinder Morgan	3,488	63,063
Marathon Petroleum	877	102,074
ONEOK	790	51,903
Phillips 66	846	88,052
Valero Energy	693	87,914
Williams	2,144	70,538

		2,311,501

Financials— 8.3%
American Express	1,055	155,876
Aon PLC, Cl A	375	112,553
Bank of America	12,300	407,376
Bank of New York Mellon	1,294	58,903
Charles Schwab	2,687	223,720
Citigroup	3,408	154,144
Huntington Bancshares	2,537	35,772
JPMorgan Chase	5,160	691,956
MetLife	1,179	85,324
Moody’s	278	77,456
Morgan Stanley	2,356	200,307
Nasdaq	596	36,565
PNC Financial Services Group	722	114,033
Prudential Financial	655	65,146
Regions Financial	1,644	35,444
S&P Global	599	200,629
Synchrony Financial	848	27,866
T Rowe Price Group	158	17,231

The accompanying notes are an integral part of the financial statements.

Impact Shares NAACP Minority Empowerment ETF

Schedule of Investments

December 31, 2022 (Unaudited)

Description	Shares	Fair Value

Travelers	418	$78,371
Truist Financial	2,334	100,432

		2,879,104

Health Care— 16.4%
Abbott Laboratories	3,081	338,263
AbbVie	3,111	502,769
Agilent Technologies	530	79,315
Baxter International	886	45,159
Becton Dickinson	502	127,659
Biogen*	258	71,445
Boston Scientific*	2,519	116,554
Bristol-Myers Squibb	3,757	270,316
Cigna	537	177,930
CVS Health	2,310	215,269
Edwards Lifesciences*	1,091	81,399
Gilead Sciences	2,205	189,299
Illumina*	277	56,010
Johnson & Johnson	4,626	817,183
Laboratory Corp of America
Holdings	159	37,441
Medtronic PLC	2,338	181,709
Merck	4,457	494,504
Pfizer	9,875	505,995
Quest Diagnostics	205	32,070
ResMed	260	54,114
Teleflex	85	21,219
Thermo Fisher Scientific	693	381,628
UnitedHealth Group	1,646	872,676

		5,669,926

Industrials— 8.1%
3M	974	116,802
American Airlines Group*	1,143	14,539
AMETEK	404	56,447
Boeing*	982	187,061
Booz Allen Hamilton Holding, Cl A	234	24,458
CSX	3,767	116,702
Cummins	250	60,573
Deere	489	209,664
Delta Air Lines*	1,124	36,935
Eaton PLC	701	110,022
Emerson Electric	1,055	101,343
Expeditors International of Washington	288	29,929
FedEx	422	73,090
General Electric	1,929	161,631
Honeywell International	1,163	249,231
Howmet Aerospace	651	25,656
Illinois Tool Works	496	109,269
JB Hunt Transport Services	146	25,456
Nordson	95	22,583
Northrop Grumman	256	139,676
Rockwell Automation	203	52,287
RXO*	202	3,474

Description	Shares	Fair Value

Southwest Airlines	1,043	$35,118
Stanley Black & Decker	260	19,531
Textron	372	26,338
Uber Technologies*	8,681	214,681
Union Pacific	1,099	227,570
United Airlines Holdings*	575	21,677
United Parcel Service, Cl B	1,288	223,906
United Rentals*	123	43,717
XPO Logistics*	202	6,725
Xylem	313	34,608

		2,780,699

Information Technology— 30.9%
Accenture PLC, Cl A	2,773	739,947
Apple	11,677	1,517,193
Automatic Data Processing	731	174,607
Cisco Systems	18,155	864,904
Dell Technologies, Cl C	1,165	46,856
HP	3,990	107,211
Intel	18,002	475,793
International Business Machines	3,960	557,924
Mastercard, Cl A	1,501	521,943
Micron Technology	4,837	241,753
Microsoft	6,944	1,665,310
NVIDIA	10,978	1,604,325
Palo Alto Networks*	1,049	146,377
PayPal Holdings*	2,035	144,933
QUALCOMM	4,924	541,345
Salesforce*	4,362	578,358
Visa, Cl A	2,877	597,725
Western Union	679	9,350
Workday, Cl A*	872	145,912

		10,681,766

Materials— 1.8%
Albemarle	205	44,457
Alcoa	321	14,596
CF Industries Holdings	351	29,905
DuPont de Nemours	881	60,463
Eastman Chemical	216	17,591
Ecolab	436	63,464
FMC	220	27,456
Freeport-McMoRan, Cl B	2,516	95,608
International Flavors & Fragrances	449	47,073
Martin Marietta Materials	110	37,176
Mosaic	607	26,629
Newmont	1,396	65,891
PPG Industries	413	51,931
Vulcan Materials	235	41,151

		623,391

Real Estate— 1.5%
American Homes 4 Rent, Cl A‡	532	16,034
AvalonBay Communities‡	246	39,734

The accompanying notes are an integral part of the financial statements.

Impact Shares NAACP Minority Empowerment ETF

Schedule of Investments

December 31, 2022 (Unaudited)

Description	Shares	Fair Value
Crown Castle International‡	762	$103,358
Equinix‡	160	104,805
Equity Residential‡	596	35,164
Healthpeak Properties‡	949	23,791
Prologis‡	846	95,370
Regency Centers‡	265	16,563
Ventas‡	702	31,625
Welltower‡	773	50,670

		517,114

Utilities— 4.5%
AES	1,173	33,736
Alliant Energy	437	24,127
American Electric Power	890	84,505
American Water Works	320	48,774
Avangrid	122	5,244
CMS Energy	513	32,488
Consolidated Edison	624	59,473
Dominion Energy	1,465	89,834
DTE Energy	341	40,078
Duke Energy	1,355	139,551
Edison International	674	42,880
Entergy	356	40,050
Eversource Energy	613	51,394
Exelon	1,716	74,183
FirstEnergy	955	40,053
NextEra Energy	3,457	289,005
NiSource	714	19,578
NRG Energy	414	13,173
PPL	1,295	37,840
Public Service Enterprise Group	878	53,795
Sempra Energy	555	85,769
Southern	1,870	133,537
WEC Energy Group	555	52,037
Xcel Energy	962	67,446

		1,558,550

Total Common Stock (Cost $36,515,213)		35,127,666

SHORT-TERM INVESTMENT — 0.0%
Invesco Government & Agency Portfolio, Cl Institutional, 4.22% (A)	744	744

Total Short-Term Investment (Cost $744)		744

Total Investments - 101.7% (Cost $36,515,957)		$35,128,410

Percentages are based on Net Assets of $34,541,192.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Rate shown represents the 7-day effective yield as of December 31, 2022.

Cl — Class

PLC — Public Limited Company

As of December 31, 2022, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance under U.S. Generally Accepted Accounting Principles.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Impact Shares Sustainable Development Goals Global Equity ETF

Schedule of Investments

December 31, 2022 (Unaudited)

Sector Weightings†:

† Percentages based on total investments.

Description	Shares	Fair Value
COMMON STOCK — 98.6%
Australia — 3.5%
ANZ Group Holdings	2,469	$39,773
Aurizon Holdings	192	488
Brambles	1,372	11,275
Cromwell Property Group‡	2,805	1,279
Dexus‡	1,059	5,588
Downer EDI	831	2,099
Fortescue Metals Group	1,508	21,058
Iluka Resources	491	3,186
Mirvac Group‡	3,906	5,664
National Australia Bank	2,849	58,309
Newcrest Mining	800	11,242
OZ Minerals	335	6,364
Qantas Airways*	1,064	4,354
QBE Insurance Group	1,376	12,582
Scentre Group‡	4,915	9,638
Sierra Rutile Holdings*	491	75
South32	4,339	11,817
Stockland‡	2,377	5,875
Vicinity Centres‡	4,144	5,643

Total Australia		216,309

Austria — 0.0%
Raiffeisen Bank International*	149	2,448

Total Austria		2,448

Burkina Faso — 0.1%
Endeavour Mining	203	4,300

Total Burkina Faso		4,300

Description	Shares	Fair Value
Canada — 5.6%
Agnico Eagle Mines	354	$18,395
Air Canada*	346	4,955
B2Gold	1,196	4,249
Bank of Nova Scotia	1,070	52,425
CAE*	315	6,093
Gildan Activewear	195	5,340
Kinross Gold	1,303	5,312
Ritchie Bros Auctioneers	114	6,585
Royal Bank of Canada	1,240	116,582
Stantec	115	5,510
Thomson Reuters	155	17,682
Toronto-Dominion Bank	1,603	103,793
Yamana Gold	1,078	5,987

Total Canada		352,908

Chile — 0.1%
Lundin Mining	666	4,088

Total Chile		4,088

China — 0.1%
China Eastern Airlines, Cl H*	6,132	2,490
China Southern Airlines, Cl H*	4,249	2,765
COSCO SHIPPING Holdings, Cl H	3,137	3,199

Total China		8,454

France — 3.3%
AXA	1,982	55,279
BNP Paribas	1,090	62,131
Covivio‡	52	3,086
ICADE‡	38	1,637
Kering	73	37,157
Societe Generale	1,850	46,498
Valeo	244	4,362

Total France		210,150

Germany — 4.4%
Bayerische Motoren Werke	312	27,847
Commerzbank*	1,004	9,496
Merck KGaA	133	25,755
SAP	1,064	109,784
Siemens	779	108,104

Total Germany		280,986

Hong Kong — 0.1%
Hong Kong & China Gas	8,702	8,272

Total Hong Kong		8,272

Italy — 1.8%
Intesa Sanpaolo	31,968	71,109
UniCredit	2,923	41,527

Total Italy		112,636

The accompanying notes are an integral part of the financial statements.

Impact Shares Sustainable Development Goals Global Equity ETF

Schedule of Investments

December 31, 2022 (Unaudited)

Description	Shares	Fair Value
Japan — 3.0%
Asics	218	$4,841
Astellas Pharma	1,371	20,961
Bridgestone	452	16,156
Canon	781	16,993
DMG Mori	202	2,701
East Japan Railway	285	16,330
Eisai	234	15,519
Fast Retailing	47	28,840
FUJIFILM Holdings	295	14,892
Fujitsu	135	18,120
Konica Minolta	782	3,140
Mizuho Financial Group	1,861	26,318
NEC	226	7,981

Total Japan		192,792

Mexico — 0.4%
Cemex*	13,269	5,393
Grupo Aeroportuario del Sureste, Cl B	229	5,336
Wal-Mart de Mexico	4,096	14,478

Total Mexico		25,207

Netherlands — 0.3%
ABN AMRO Bank	427	5,908
Koninklijke Philips	917	13,746

Total Netherlands		19,654

Norway — 0.4%
DNB Bank	708	14,053
Norsk Hydro	1,197	8,958
SpareBank 1 SR-Bank	253	3,117

Total Norway		26,128

Philippines — 0.1%
AC Energy	867	119
Ayala	289	3,604
International Container Terminal
Services	1,078	3,869

Total Philippines		7,592

Singapore — 0.1%
BOC Aviation	393	3,280
Olam Group	1,550	1,690

Total Singapore		4,970

South Africa — 0.8%
Anglo American Platinum	58	4,864
Gold Fields	792	8,211
Impala Platinum Holdings	712	8,931
Kumba Iron Ore	105	3,042
Nedbank Group	478	5,980
NEPI Rockcastle	602	3,652
Scatec	189	1,516

Description	Shares	Fair Value
Standard Bank Group	1,073	$10,596
Vodacom Group	712	5,142

Total South Africa		51,934

Spain — 1.3%
Acciona	28	5,152
Atlantica Sustainable Infrastructure PLC	21	544
Banco Santander	14,753	44,258
Industria de Diseno Textil	1,114	29,633

Total Spain		79,587

Switzerland — 4.0%
Barry Callebaut	3	5,934
Holcim	493	25,528
Novartis	2,331	210,727
Sonova Holding	59	13,993

Total Switzerland		256,182

Tanzania — 0.1%
AngloGold Ashanti	383	7,421

Total Tanzania		7,421

Thailand — 0.4%
Airports of Thailand*	3,930	8,510
Delta Electronics Thailand	462	11,071
SCB X	1,556	4,807
Siam Cement	369	3,644

Total Thailand		28,032

United Kingdom — 5.6%	2,322	5,313
Burberry Group PLC	436	10,700
GSK PLC	4,106	71,362
Haleon PLC*	5,133	20,314
Investec PLC	750	4,637
ITV	3,805	3,457
Lloyds Banking Group PLC	71,088	39,026
Mondi PLC	506	8,622
NatWest Group	4,884	15,659
Ninety One PLC	103	232
Pearson PLC	821	9,322
Pennon Group	307	3,298
Unilever PLC	3,410	172,404

Total United Kingdom		364,346

United States — 63.1%
Communication Services— 3.7%
Alphabet, Cl A*	1,880	165,872
Alphabet, Cl C*	760	67,435
Interpublic Group	18	600

		233,907

Consumer Discretionary— 7.8%
Ford Motor	3,568	41,496
Gap	237	2,673

The accompanying notes are an integral part of the financial statements.

Impact Shares Sustainable Development Goals Global Equity ETF

Schedule of Investments

December 31, 2022 (Unaudited)

Description	Shares	Fair Value
General Motors	1,295	$43,564
Lululemon Athletica*	118	37,805
McDonald’s	704	185,525
NIKE, Cl B	1,225	143,337
VF	315	8,697
Yum! Brands	282	36,118

		499,215

Consumer Staples— 10.9%
Colgate-Palmolive	801	63,111
Mondelez International, Cl A	1,300	86,645
Nestle	2,742	317,718
PepsiCo	1,266	228,716

		696,190

Financials— 8.3%
Bank of America	6,531	216,307
Hannon Armstrong Sustainable Infrastructure Capital‡	15	435
JPMorgan Chase	2,030	272,223
Moody’s	157	43,743
Morgan Stanley	6	510

		533,218

Health Care— 15.9%
AbbVie	1,652	266,980
Edwards Lifesciences*	596	44,468
Elevance Health	228	116,957
Johnson & Johnson	2,362	417,247
Medtronic PLC	1,249	97,072
Roche Holding - GENUS	205	64,405
Viatris, Cl W*	1,153	12,833

		1,019,962

Industrials— 3.7%
AECOM	142	12,060
American Airlines Group*	637	8,103
CSX	2,105	65,213
Nordson	53	12,599
Otis Worldwide	406	31,794
Regal Rexnord	69	8,278
Signify	135	4,535
United Airlines Holdings*	312	11,763
United Parcel Service, Cl B	231	40,157
Verisk Analytics, Cl A	159	28,051
Xylem	175	19,350

		241,903

Information Technology— 11.9%
Accenture PLC, Cl A	608	162,239
Cisco Systems	3,972	189,226
Dell Technologies, Cl C	280	11,261
Enphase Energy*	6	1,590
First Solar*	9	1,348
Hewlett Packard Enterprise	1,228	19,599
HP	1,037	27,864
Intel	3,746	99,007
NVIDIA	58	8,476

Description	Shares/ Number of Warrants	Fair Value
QUALCOMM	1,050	$115,437
Salesforce*	909	120,524
SolarEdge Technologies*	3	850
VMware, Cl A*	6	737
Western Digital*	302	9,528

		767,686

Materials— 0.6%
Newmont	813	38,374

Real Estate— 0.3%
Healthpeak Properties‡	525	13,162
Weyerhaeuser‡	278	8,618

		21,780

Utilities— 0.0%
Brookfield Renewable,
Cl A	15	413

Total United States		4,052,648

Total Common Stock (Cost $6,705,634)		6,317,044

PREFERRED STOCK — 0.1%

Germany — 0.1%
Bayerische Motoren
Werke(A)	59	5,024

Total Germany		5,024

Total Preferred Stock (Cost $4,699)		5,024

WARRANT — 0.0%
Occidental Petroleum Expires, 8/6/2027 Strike Price $22.00*	42	1,732

Total Warrant (Cost $1,826)		1,732

Total Investments - 98.7%
(Cost $6,712,159)		$6,323,800

Percentages are based on Net Assets of $6,409,946.

‡	Real Estate Investment Trust
*	Non-income producing security.
(A)	There is currently no rate available.

Cl — Class

PLC — Public Limited Company

As of December 31, 2022, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance under U.S. Generally Accepted Accounting Principles.

For more information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Impact Shares Affordable Housing MBS ETF

Schedule of Investments

December 31, 2022 (Unaudited)

Sector Weightings†:

† Percentages based on total investments.

Description	Face Amount	Fair Value

MORTGAGE-BACKED SECURITIES — 98.2%

Agency Mortgage-Backed Obligations — 98.2%
FHLMC 6.000%, 12/01/2023 to 01/01/2053	$849,680	$865,974
5.500%, 02/01/2029 to 01/01/2053	430,902	433,382
5.000%, 03/01/2050 to 01/01/2053	1,361,143	1,344,453
4.500%, 01/01/2049 to 01/01/2053	3,021,040	2,915,631
4.000%, 10/01/2037 to 01/01/2053	5,480,033	5,185,556
3.500%, 10/01/2051 to 07/01/2052	4,231,361	3,852,763
3.000%, 09/01/2034 to 08/01/2052	9,573,861	8,488,190
2.500%, 08/01/2051 to 03/01/2052	7,664,923	6,515,774
2.000%, 08/01/2035 to 01/01/2052	15,162,101	12,654,110
1.500%,08/01/2036	437,199	378,720
FNMA 6.000%,11/01/2052	113,898	115,625
5.500%, 04/01/2031 to 11/01/2052	1,419,355	1,424,064
5.000%, 12/01/2048 to 12/01/2052	2,321,624	2,294,332
4.500%, 11/01/2048 to 12/01/2052	2,747,551	2,658,137
4.000%, 07/01/2048 to 11/01/2052	4,392,806	4,136,596
3.500%, 06/01/2028 to 06/01/2052	7,160,132	6,616,294
3.000%, 04/01/2025 to 08/01/2052	5,516,833	4,933,748
2.500%, 05/01/2026 to 04/01/2052	16,606,588	14,383,955
2.000%, 04/01/2036 to 02/01/2052	17,148,276	14,186,606
1.500%, 10/01/2036	510,807	443,941
GNMA 5.000%,03/20/2050	143,150	144,130
4.500%,02/20/2050	393,231	385,452

Description	Face Amount/ Shares	Fair Value
4.000%, 10/20/2050 to 01/20/2051	$930,781	$884,558
3.500%,12/20/2050	1,899,831	1,761,495
3.000%,03/20/2050	2,364,161	2,112,945
2.500%,08/20/2051	1,339,822	1,137,748

Total Mortgage-Backed Securities
(Cost $113,569,122)		100,254,179

SHORT-TERM INVESTMENT — 1.6%

Morgan Stanley Institutional Liquidity Fund, Government Portfolio Institutional Share Class, Cl Institutional, 2.92% (A)	1,582,754	1,582,754

Total Short-Term Investment (Cost $1,582,754)		1,582,754

Total Investments - 99.8%
(Cost $115,151,876)		$101,836,933

Percentages are based on Net Assets of $101,999,853.

(A)	Rate shown represents the 7-day effective yield as of December 31, 2022.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

The following is a summary of the inputs used as of December 31, 2022 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Mortgage- Backed Securities	$—	$100,254,179	$—	$100,254,179
Short-Term Investment	1,582,754	—	—	1,582,754

Total Investments in Securities	$1,582,754	$100,254,179	$—	$101,836,933

For more information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Impact Shares Trust I

Statements of Assets and Liabilities

December 31, 2022 (Unaudited)

	Impact Shares YWCA Women’s Empowerment ETF	Impact Shares NAACP Minority Empowerment ETF
Assets:
Investments, at Cost	$36,075,743	$36,515,957

Investments, at Fair Value	$33,787,383	$35,128,410
Dividend Receivable	27,647	21,905
Reclaims Receivable	1,227	510

Total Assets	33,816,257	35,150,825

Liabilities:
Due to Custodian	2,055,334	594,529
Advisory Fees Payable	21,531	15,104

Total Liabilities	2,076,865	609,633

Net Assets	$31,739,392	$34,541,192

Net Assets Consist of:
Paid-in Capital	$34,926,441	$36,915,717
Total Distributable Loss	(3,187,049)	(2,374,525)

Net Assets	$31,739,392	$34,541,192

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1,200,001	1,300,000
Net Asset Value, Offering and Redemption Price Per Share	$26.45	$26.57

The accompanying notes are an integral part of the financial statements.

Impact Shares Trust I

Statements of Assets and Liabilities

December 31, 2022 (Unaudited)

	Impact Shares Sustainable Development Goals Global Equity ETF	Impact Shares Affordable Housing MBS ETF
Assets:
Investments, at Cost	$6,712,159	$115,151,876

Investments, at Fair Value	$6,323,800	$101,836,933
Cash and Cash Equivalents	—	2,857
Foreign Currency, at Value (Cost $129,673 and $–)	121,163	—
Reclaims Receivable	13,617	—
Dividend and Interest Receivable	5,676	288,611

Total Assets	6,464,256	102,128,401

Liabilities:
Due to Custodian	50,063	—
Advisory Fees Payable	4,247	5,052
Payable for Legal Fees	—	21,016
Payable for Exchange Listing Fees	—	5,398
Payable due to Administrator	—	6,852
Payable for Trustees’ Fee	—	17,554
Payable for Printing Fees	—	14,902
Payable for Miscellaneous Fees	—	9,870
Payable for Custodian Fees	—	13,942
Payable for Insurance Fees	—	17,554
Payable for Audit Fees	—	10,476
Other Accrued Expenses	—	5,932

Total Liabilities	54,310	128,548

Net Assets	$6,409,946	$101,999,853

Net Assets Consist of:
Paid-in Capital	$6,824,331	$117,825,935
Total Distributable Loss	(414,385)	(15,826,082)

Net Assets	$6,409,946	$101,999,853

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	300,001	6,000,000
Net Asset Value, Offering and Redemption Price Per Share	$21.37	$17.00

Amounts designated as “-” are $0.

The accompanying notes are an integral part of the financial statements.

Impact Shares Trust I

Statements of Operations

For the period ended December 31, 2022 (Unaudited)

	Impact Shares YWCA Women’s Empowerment ETF	Impact Shares NAACP Minority Empowerment ETF
Investment Income:
Dividend Income	$330,785	$341,107

Total Investment Income	330,785	341,107

Expenses:
Advisory Fees	121,054	90,415

Total Expenses	121,054	90,415

Net Expenses	121,054	90,415

Net Investment Income	209,731	250,692

Net Realized Gain (Loss) on:
Investments	(720,778)	(717,312)

Net Realized Gain (Loss)	(720,778)	(717,312)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,197,644	97,006

Net Change in Unrealized Appreciation (Depreciation)	1,197,644	97,006

Net Realized and Unrealized Gain (Loss)	476,866	(620,306)

Net Increase (Decrease) in Net Assets Resulting from Operations	$686,597	$(369,614)

The accompanying notes are an integral part of the financial statements.

Impact Shares Trust I

Statements of Operations

For the period ended December 31, 2022 (Unaudited)

	Impact Shares Sustainable Development Goals Global Equity ETF	Impact Shares Affordable Housing MBS ETF
Investment Income:
Dividend Income	$71,712	$51,946
Interest Income	–	589,381
Less: Foreign Taxes Withheld	(2,592)	—

Total Investment Income	69,120	641,327

Expenses:
Advisory Fees	23,064	143,817
Administration Fees	—	36,775
Audit Fees	—	15,476
Legal Fees	—	12,602
Custodian Fees	—	19,598
Pricing Fees	—	5,349
Printing Fees	—	5,041
Registration Fees	—	234
Exchange Listing Fees	—	4,898
Transfer Agent Fees	—	1,977
Other Fees	—	5,962

Total Expenses	23,064	251,729

Less:
Advisory Waiver	—	(107,891)
Advisor Expense Reimbursement	—	—

Net Expenses	23,064	143,838

Net Investment Income	46,056	497,489

Net Realized Gain (Loss) on:
Investments	2,458	1,924
Foreign Currency Transactions	(2,904)	—

Net Realized Gain (Loss)	(446)	1,924

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	162,551	(3,892,382)
Foreign Currency Translation	2,697	—

Net Change in Unrealized Appreciation (Depreciation)	165,248	(3,892,382)

Net Realized and Unrealized Gain (Loss)	164,802	(3,890,458)

Net Increase (Decrease) in Net Assets Resulting from Operations	$210,858	$(3,392,969)

Amounts designated as “-” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Impact Shares Trust I

Statements of Changes in Net Assets

	Impact Shares YWCA Women’s Empowerment ETF
	Period Ended December 31, 2022 (Unaudited)	Year ended June 30, 2022
Operations:
Net Investment Income	$209,731	$279,485
Net Realized Gain (Loss)	(720,778)	3,201,122
Net Change in Unrealized Appreciation (Depreciation)	1,197,644	(7,917,685)

Net Increase (Decrease) in Net Assets Resulting from Operations	686,597	(4,437,078)

Distributions	(2,585,904)	(1,236,425)

Capital Share Transactions:
Issued	3,569,981	9,454,889
Redeemed	–	(3,274,454)

Increase in Net Assets from Capital Share Transactions	3,569,981	6,180,435

Total Increase in Net Assets	1,670,674	506,932

Net Assets:
Beginning of Period/Year	30,068,718	29,561,786

End of Period/Year	$31,739,392	$30,068,718

Share Transactions:
Issued	125,000	275,000
Redeemed	–	(100,000)

Net Increase in Shares Outstanding from Share Transactions	125,000	175,000

Amounts designated as “-” are $0.

The accompanying notes are an integral part of the financial statements.

Impact Shares Trust I

Statements of Changes in Net Assets

	Impact Shares NAACP Minority Empowerment ETF
	Period Ended December 31, 2022 (Unaudited)	Year ended June 30, 2022
Operations:
Net Investment Income	$250,692	$371,757
Net Realized Gain (Loss)	(717,312)	1,015,412
Net Change in Unrealized Appreciation (Depreciation)	97,006	(6,871,089)

Net Decrease in Net Assets Resulting from Operations	(369,614)	(5,483,920)

Distributions	(1,109,441)	(1,258,151)

Capital Share Transactions:
Issued	783,805	10,960,006
Redeemed	–	(856,098)

Increase in Net Assets from Capital Share Transactions	783,805	10,103,908

Total Increase (Decrease) in Net Assets	(695,250)	3,361,837

Net Assets:
Beginning of Period/Year	35,236,442	31,874,605

End of Period/Year	$34,541,192	$35,236,442

Share Transactions:
Issued	25,000	325,000
Redeemed	–	(25,000)

Net Increase in Shares Outstanding from Share Transactions	25,000	300,000

Amounts designated as “-” are $0.

The accompanying notes are an integral part of the financial statements.

Impact Shares Trust I

Statements of Changes in Net Assets

	Impact Shares Sustainable Development Goals Global Equity ETF
	Period Ended December 31, 2022 (Unaudited)	Year ended June 30, 2022
Operations:
Net Investment Income	$46,056	$93,119
Net Realized Gain (Loss)	(446)	184,622
Net Change in Unrealized Appreciation (Depreciation)	165,248	(1,009,810)

Net Increase (Decrease) in Net Assets Resulting from Operations	210,858	(732,069)

Distributions	(240,724)	(645,717)

Capital Share Transactions:
Issued	1,048,407	1,313,720

Increase in Net Assets from Capital Share Transactions	1,048,407	1,313,720

Total Increase (Decrease) in Net Assets	1,018,541	(64,066)

Net Assets:
Beginning of Period/Year	5,391,405	5,455,471

End of Period/Year	$6,409,946	$5,391,405

Share Transactions:
Issued	50,000	50,000

Net Increase in Shares Outstanding from Share Transactions	50,000	50,000

Amounts designated as “-” are $0.

The accompanying notes are an integral part of the financial statements.

Impact Shares Trust I

Statements of Changes in Net Assets

	Impact Shares Affordable Housing MBS ETF
	Period Ended December 31, 2022 (Unaudited)	Period Ended June 30, 2022(1)
Operations:
Net Investment Income	$497,489	$718,198
Net Realized Gain (Loss)	1,924	(687,053)
Net Change in Unrealized Appreciation (Depreciation)	(3,892,382)	(9,422,561)

Net Decrease in Net Assets Resulting from Operations	(3,392,969)	(9,391,416)

Distributions	(1,309,665)	(1,732,032)

Capital Share Transactions:
Issued	17,401,978	107,781,233
Redeemed	(2,511,804)	(4,845,472)

Increase in Net Assets from Capital Share Transactions	14,890,174	102,935,761

Total Increase in Net Assets	10,187,540	91,812,313

Net Assets:
Beginning of Period	91,812,313	—

End of Period	$101,999,853	$91,812,313

Share Transactions:
Issued	1,000,000	5,400,000
Redeemed	(150,000)	(250,000)

Net Increase in Shares Outstanding from Share Transactions	850,000	5,150,000

(1) Commenced operations on July 26, 2021.

Amount designated as “-” is $0.

The accompanying notes are an integral part of the financial statements.

Impact Shares Trust I

Financial Highlights

Selected Per Share Data & Ratios

For the six month period ended December 31, 2022 (Unaudited) and the periods ended June 30,

For a Share Outstanding Throughout the Period/Year

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distributions from Net Investment Income ($)	Distributions from Net Realized Capital Gains ($)	Return of Capital ($)	Total Distributions ($)	Net Asset Value, End of Period ($)	Market Price, End of Period ($)	Total Return(%)(1)	Net Assets End of Period ($) (000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)(2)
Impact Shares YWCA Women’s Empowerment ETF

2022**	27.97	0.19	0.45	0.64	(0.18)	(1.98)	—	(2.16)	26.45	26.48	2.34	31,739	0.75	(3)	1.30	(3)	5

2022	32.85	0.27	(3.99)	(3.72)	(0.27)	(0.89)	—	(1.16)	27.97	27.92	(11.98)	30,069	0.75		0.83		36

2021	22.81	0.21	11.59	11.80	(0.47)	(1.29)	—	(1.76)	32.85	32.88	52.85	29,562	0.75	(4)	0.73		39

2020	20.63	0.28	2.16	2.44	(0.26)	—	—	(0.26)	22.81	22.77	11.92	7,414	0.75	(5)	1.30		47

2019(6)	20.00	0.27	0.63	0.90	(0.25)	(0.02)	—^	(0.27)	20.63	20.62	4.71	4,126	0.76	(3),(7)	1.60	(3)	7
Impact Shares NAACP Minority Empowerment ETF

2022**	27.64	0.19	(0.40)	(0.21)	(0.20)	(0.66)	—	(0.86)	26.57	26.56	(0.76)	34,541	0.49	(3)	1.36	(3)	6

2022	32.69	0.33	(4.25)	(3.92)	(0.32)	(0.81)	—	(1.13)	27.64	27.70	(12.70)	35,236	0.49		1.00		35

2021	23.17	0.30	9.68	9.98	(0.35)	(0.11)	—	(0.46)	32.69	32.76	43.35	31,875	0.50	(8)	1.03		49

2020	21.16	0.28	1.97	2.25	(0.24)	—	—	(0.24)	23.17	23.23	10.71	5,792	0.75	(5)	1.27		25

2019(9)	20.00	0.28	1.17	1.45	(0.28)	(0.01)	—	(0.29)	21.16	21.11	7.37	2,222	0.75	(3),(10)	1.46	(3)	19

Amounts designated as “-” are $0.

*	Per share data calculated using average shares method.
**	For the six month period ended December 31, 2022 (Unaudited).
^	Amount is less than 0.005.
(1)

Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.
(3)	Annualized.
(4)

The ratio of Expenses to Average Net Assets includes the voluntary expense reimbursements (See Note 3). If these reimbursements were excluded, the ratio would have been 0.86% for the year ended June 30, 2021.

(5)

The ratio of Expenses to Average Net Assets includes the voluntary expense reimbursements (See Note 3). If these reimbursements were excluded, the ratio would have been 1.11% for the year ended June 30, 2020.

(6)	Commenced operations on August 24, 2018.
(7)

The ratio of Expenses to Average Net Assets includes the voluntary expense reimbursements (See Note 3). If these reimbursements were excluded, the ratio would have been 2.24% for the period ended June 30, 2019.

(8)

The ratio of Expenses to Average Net Assets includes the voluntary expense reimbursements (See Note 3). If these reimbursements were excluded, the ratio would have been 0.61% for the year ended June 30, 2021.

(9)	Commenced operations on July 18, 2018.
(10)

The ratio of Expenses to Average Net Assets includes the voluntary expense reimbursements (See Note 3). If these reimbursements were excluded, the ratio would have been 1.66% for the period ended June 30, 2019.

The accompanying notes are an integral part of the financial statements.

Impact Shares Trust I

Financial Highlights

Selected Per Share Data & Ratios

For the six month period ended December 31, 2022 (Unaudited) and the periods ended June 30,

For a Share Outstanding Throughout the Period/Year

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distributions from Net Investment Income ($)	Distributions from Net Realized Capital Gains ($)	Total Distributions ($)	Net Asset Value, End of Period ($)	Market Price, End of Period ($)	Total Return(%)(1)	Net Assets End of Period ($) (000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)(2)
Impact Shares Sustainable Development Goals Global Equity ETF
2022**	21.57	0.16	0.45	0.61	(0.15)	(0.66)	(0.81)	21.37	21.50	2.86	6,410	0.75	(3)	1.50	(3)	—

2022	27.28	0.43	(3.27)	(2.84)	(0.39)	(2.48)	(2.87)	21.57	21.78	(12.29)	5,391	0.75		1.65		30

2021	20.05	0.30	7.33	7.63	(0.35)	(0.05)	(0.40)	27.28	27.51	38.16	5,455	0.75	(4)	1.21		77

2020	20.54	0.35	(0.70)	(0.35)	(0.14)	—	(0.14)	20.05	20.00	(1.75)	3,008	0.75	(5)	1.72		41

2019(6)	20.00	0.32	0.60	0.92	(0.38)	—	(0.38)	20.54	20.66	4.67	1,027	0.75	(3),(7)	2.08	(3)	25
Impact Shares Affordable Housing MBS ETF

2022**	17.83	0.09	(0.69)	(0.60)	(0.23)	—	(0.23)	17.00	17.07	(3.35)	102,000	0.30	(3),(9)	1.04	(3)	16

2022(8)	20.00	0.14	(1.97)	(1.83)	(0.34)	—	(0.34)	17.83	17.88	(9.22)	91,812	0.30	(3),(9)	0.81	(3)	78

Amounts designated as “-” are $0.

*	Per share data calculated using average shares method.
**	For the six month period ended December 31, 2022 (Unaudited).
(1)

Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.
(3)	Annualized.
(4)

The ratio of Expenses to Average Net Assets includes the voluntary expense reimbursements (See Note 3). If these reimbursements were excluded, the ratio would have been 0.86% for the year ended June 30, 2021.

(5)

The ratio of Expenses to Average Net Assets includes the voluntary expense reimbursements (See Note 3). If these reimbursements were excluded, the ratio would have been 1.27% for the year ended June 30, 2020.

(6)	Commenced operations on September 20, 2018.
(7)

The ratio of Expenses to Average Net Assets includes the voluntary expense reimbursements (See Note 3). If these reimbursements were excluded, the ratio would have been 1.38% for the period ended June 30, 2019.

(8)	Commenced operations on July 26, 2021.
(9)	The ratio of Expenses to Average Net Assets excluding waivers is 0.53% for the periods ended June 30, 2022 and December 31, 2022 (Unaudited).

The accompanying notes are an integral part of the financial statements.

Impact Shares Trust I

Notes to Financial Statements

December 31, 2022 (Unaudited)

1. ORGANIZATION

Impact Shares Trust I (the “Trust”), is an open-end management investment company organized as a Delaware statutory trust pursuant to a Declaration of Trust dated May 19, 2016. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with four separate exchange-traded funds or series. The financial statements herein and the related notes are those of Impact Shares YWCA Women’s Empowerment ETF (the “YWCA Women’s Empowerment ETF”), Impact Shares NAACP Minority Empowerment ETF (the “NAACP Minority Empowerment ETF”), Impact Shares Sustainable Development Goals Global Equity ETF (the “Sustainable Development Goals Global Equity ETF”) and the Impact Shares Affordable Housing MBS ETF (the “Affordable Housing MBS ETF”) (each a “Fund” and collectively, the “Funds”). The YWCA Women’s Empowerment ETF, NAACP Minority Empowerment ETF, and the Sustainable Development Goals Global Equity ETF each seek to provide investment results that, before fees and expenses, track the total return performance of the Morningstar® Women’s Empowerment Index, the Morningstar® Minority Empowerment Index and the Morningstar® Societal Development Index (the “Underlying Indices” or “Index”), respectively. The primary investment objective of the Affordable Housing MBS ETF is to generate current income. The Funds are classified as “non-diversified” funds under the 1940 Act. Impact Shares, Corp. (the “Adviser”) serves as the investment adviser for the Funds and is subject to the supervision of the Board of Trustees (the “Board”). The Adviser is responsible for managing the investment activities of the Funds, the Funds’ business affairs and other administrative matters. The Adviser is a nonprofit corporation organized under the laws of Texas and is tax exempt under Section 501(c)(3) of the Internal Revenue Code.

The YWCA Women’s Empowerment ETF commenced operations on August 24, 2018.

The NAACP Minority Empowerment ETF commenced operations on July 18, 2018.

The Sustainable Development Goals Global Equity ETF commenced operations on September 20, 2018. The Affordable Housing MBS ETF commenced operations on July 26, 2021.

Shares of the Funds (“Shares”) are listed and traded on NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds, including Affordable Housing ETF, will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, each of which currently comprises 25,000 shares (“Creation Units”) or such other amount as may be from time to time determined to be in the best interests of a Fund by the President of the Fund (The President of the Funds has determined that it is in the best interests of the YWCA Women’s Empowerment ETF, NAACP Minority Empowerment ETF and Sustainable Development Goals Global Equity ETF, that the size of a creation unit in each of these Funds remain at 25,000 shares indefinitely). Creation Units will be issued and redeemed principally in-kind for securities included in the Funds’ Underlying Indices. Once created, Shares will trade in a secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds:

Use of Estimates — The Funds are registered investment companies under Accounting Standard Codification in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets

Impact Shares Trust I

Notes to Financial Statements

December 31, 2022 (Unaudited)

and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using spot currency exchange rates. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, if the Valuation Designee (discussed below) concludes it approximates fair value after taking into account factors such as credit, liquidity and interest rate conditions as well as issuer specific factors. Foreign securities listed on foreign exchanges are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the fair value of these investments may change on days when you cannot buy or redeem shares of the Fund. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker. Portfolio securities for which market quotations are readily available are valued at their current market value. When market quotations are not readily available (or are deemed unreliable) for one or more portfolio securities, the 1940 Act requires the Funds to use the investment’s fair value, as determined in good faith. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the valuation designee to perform fair value determinations, subject to Board oversight. Pursuant to the Valuation Designee’s fair value policies and procedures, securities for which market quotations are not readily available or for which the market price is determined to be unreliable, may include but are not limited to securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid (i.e., securities that cannot be disposed of within seven days at approximately the price at which the security is currently priced by the Fund which holds the security). Market quotations may also be not “readily available” if a significant event occurs after the close of the principal exchange on which a portfolio security trades (but before the time for calculation of such Fund’s NAV) if that event affects or is likely to affect (more than minimally) the NAV per share of such Fund. In determining the fair value price of a security, the Valuation Designee may use a number of other methodologies, including those based on discounted cash flows, multiples, recovery rates, yield to maturity or discounts to public comparables. The Valuation Designee may also employ independent pricing services. Fair value pricing involves judgments that are inherently subjective and inexact; as a result, there can be no assurance that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a

Impact Shares Trust I

Notes to Financial Statements

December 31, 2022 (Unaudited)

security will be materially different from the value that actually could be or is realized upon the sale of that asset. Valuing the Funds’ investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate each Fund’s NAV and the prices used by each applicable Underlying Index, which, in turn, could result in a difference between a Fund’s performance and the performance of its Underlying Index.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value during the period ended December 31, 2022 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended December 31, 2022, there have been no significant changes to the Funds’ fair valuation methodologies.

Federal Income Taxes — It is the Funds’ intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof. As of and during the period ended December 31, 2022, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. For the period ended December 31, 2022, the Funds did not recognize any interest or penalties.

Impact Shares Trust I

Notes to Financial Statements

December 31, 2022 (Unaudited)

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes and reclaims on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders — The Funds intend to declare and pay dividends of net investment income quarterly and to pay any capital gain distributions on an annual basis. All distributions are recorded on ex-dividend date.

Cash and Cash Equivalents — Idle cash may be swept into various time deposits and is classified as cash and cash equivalents on the Statement of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Cash Overdraft Charges — Per the terms of an agreement with the Bank of New York Mellon, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge. Cash overdraft charges are included in other fees on the Statements of Operations.

Deferred Offering Costs — Offering costs of the Fund, including costs of printing the initial prospectus, legal, and registration fees, are being amortized to expense over a twelve month period. As of December 31, 2022, the Affordable Housing MBS ETF has been fully amortized.

Creation Units — The Funds issue and redeem shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares currently comprised of 25,000 shares for each of the Funds. Shares (each such block of Shares for the Funds are called a “Creation Unit” or multiples thereof). Purchasers of Creation Units at NAV must pay a standard creation transaction fee of $500 per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units (“Authorized Participants”) and wishes to redeem at NAV would also pay a standard redemption transaction fee of $500 per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day. Creations and redemptions are also subject to an additional variable charge of up to 1% of the net asset value per Creation Unit, inclusive of the standard transaction fee, for (i) in-kind creations or redemptions effected outside the normal Clearing Process, (ii) in whole or partial cash creations, (iii) in whole or partial cash redemptions or (iv) non-standard orders. The variable component is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction. In all cases, the Transaction Fee will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. The Fund may determine not to charge the variable portion of a Transaction Fee on certain orders when Impact Shares has determined that doing so is in the best interests of Fund shareholders, e.g., for redemption orders that facilitate the rebalance of the Fund’s portfolio in a more tax efficient manner than could be achieved without such order. The variable portion of a Transaction Fee may be higher or lower than the trading expenses incurred by a Fund with respect to the transaction.

Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized

Impact Shares Trust I

Notes to Financial Statements

December 31, 2022 (Unaudited)

Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Funds’ distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

The size of a creation unit for a Fund may be changed from time to time in the future if determined to be in the best interests of a Fund by the President of the Fund.

If a Creation Unit is purchased or redeemed in cash, a higher transaction fee will be charged. The following table discloses the Creation Unit breakdown based on the NAV as of December 31, 2022:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
YWCA Women’s Empowerment ETF	25,000	$500	$661,250	$500
NAACP Minority Empowerment ETF	25,000	500	664,250	500
Sustainable Development Goals Global Equity ETF	25,000	500	534,250	500
Affordable Housing MBS ETF	25,000	500	425,000	500

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other asset and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settle dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Indemnifications — In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

3. AGREEMENTS

Investment Advisory Agreement

The Adviser serves as investment adviser to the Funds, pursuant to an investment advisory agreement (“Advisory Agreement”). The Adviser arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain

Impact Shares Trust I

Notes to Financial Statements

December 31, 2022 (Unaudited)

clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

Impact Shares Corp. has entered into the following three separate advisory agreements with the series of the Trust at the advisory fee rates noted below:

Amended & Restated Investment Advisory Agreement*, Dated July 16, 2021:

Impact Shares YWCA Women’s Empowerment ETF 0.75%

Impact Shares NAACP Minority Empowerment ETF 0.49%

Impact Shares Sustainable Development Goals Global Equity ETF 0.75%

*The advisory fees was 0.75% for all three funds prior to the amended advisory agreement dated July 16, 2021.

Investment Advisory Agreement, Dated July 16, 2021:

Impact Shares Affordable Housing MBS ETF 0.30%

For the services it provides to the YWCA Women’s Empowerment ETF, NAACP Minority Empowerment ETF and Sustainable Development Goals Global Equity ETF, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of average daily net assets of the YWCA Women’s Empowerment ETF and the Sustainable Development Goals Global Equity ETF, and 0.49% of average daily net assets with respect to NAACP Minority Empowerment ETF. Under the Advisory Agreement, the Adviser is responsible for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for: (i) distribution and service fees payable pursuant to a Rule 12b-1 plan, if any; (ii) taxes and governmental fees, if any, levied against a Fund; (iii) brokerage fees and commissions, and other portfolio transaction expenses incurred by or for a Fund; (iv) expenses of a Fund’s securities lending (if any), including any securities lending agent fees, as governed by a separate securities lending agreement; costs, including interest expenses, of borrowing money or engaging in other types of leverage financing; (v) extraordinary expenses, including extraordinary legal expenses, as may arise, including, without limitation, expenses incurred in connection with litigation, proceedings, other claims, contractual arrangements with Partner Charities and the legal obligations of a Fund to indemnify its Trustees, officers, employees, shareholders, distributors, and agents with respect thereto; and (vi) expenses of a Fund which are capitalized in accordance with generally accepted accounting principles (the “Excluded Expenses”).

Certain officers or interested trustees of the Trust are also officers or employees of the Advisor or its affiliates. They receive no fees for serving as officers of the Trust.

For the services it provides to the Affordable Housing MBS ETF, the Fund pays the Adviser an annual fee, payable monthly, at the rate of 0.30% of the Fund’s Average Daily Managed Assets. The Adviser has voluntarily agreed to waive all advisory fees payable by the Affordable Housing MBS ETF under the Advisory Agreement in excess of 0.25% of the average daily managed net assets of the Affordable Housing MBS ETF until the Affordable Housing MBS ETF’s net assets are greater than $100 million.

Sub-Advisory Agreement

The Adviser has entered into a Sub-advisory Agreement with Community Capital Trust, Inc. (“CCM”) (the “Sub-Advisory Agreement”). Under the terms of the Sub-Advisory Agreement, CCM acts as

Impact Shares Trust I

Notes to Financial Statements

December 31, 2022 (Unaudited)

Sub-Adviser to the Affordable Housing MBS ETF. In such capacity, CCM, subject to the supervision of the Adviser and the Board, regularly shall provide the Fund with portfolio management, investment research, advice, and supervision and shall furnish continuously an investment program, consistent with the investment objective and policies of the Fund. The Sub-Adviser shall determine, from time to time, what securities shall be purchased for the Fund, what securities shall be held or sold by the Fund, and what portion of the Fund’s assets shall be held uninvested in cash, subject always to the investment objective, policies, and restrictions of the Fund, as each of the same from time to time shall be in effect. To carry out these obligations, the Sub- Adviser can exercise full discretion and act for the Adviser in the same manner and with the same force and effect as the Adviser itself might or could do with respect to purchases, sales, or other transactions.

The Adviser pays the Sub-Adviser, as compensation for the Sub-Adviser’s services, a fee equal to 0.15% of the Fund’s Average Daily Managed Assets. The Fund has no responsibility for any fee payable to the Sub-Adviser. The Sub-Adviser has agreed to assume the Fund’s organization and offering costs. The Fund does not have an obligation to reimburse the Sub-Adviser for organization and offering costs paid on its behalf. CCM has contractually agreed to limit the total annual operating expenses (exclusive of fees paid by the Fund pursuant to its distribution plan under Rule 12b-1 under the Investment Company Act of 1940, as amended, taxes, brokerage commissions and other transaction costs, interest payments, acquired fund fees and expenses, extraordinary expenses and dividend expenses on short sales) of the Fund to 0.30% through October 31, 2023. This contract may not be terminated without the action or consent of the Fund’s Board of Trustees.

The Fund is a party to contractual arrangements with various parties, including, among others, the Fund’s investment adviser, administrator, distributor, and shareholder servicing agent, who provide services to the Fund. Shareholders are not parties to, or intended (“third-party”) beneficiaries of, any such contractual arrangements, and such contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Fund.

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the Funds’ underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Funds’ custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund Shares.

The Funds have adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of their average net assets each year for certain distribution-related activities. For the period ended December 31, 2022, no fees were charged by the Distributor under the Plan. No payments have yet been authorized by the Board, nor are any such expected to be made by a Fund under the Plan during the period ended December 31, 2022.

Impact Shares Trust I

Notes to Financial Statements

December 31, 2022 (Unaudited)

For the period ended December 31, 2022, the Trustees of the Funds are paid $20,000 quarterly in aggregate and the fee is allocated equally to each of the Funds. The trustee fees are the responsibility of the Adviser for the YWCA Women’s Empowerment ETF, NAACP Minority Empowerment ETF, and Sustainable Development Goals Global Equity ETF under the investment advisory agreement dated July 16, 2021 for those Funds. The trustee fees for the Affordable Housing ETF are the responsibility of the Fund and are presented on the Statements of Operations.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Funds’ Administrator pursuant to an Administration Agreement. The Bank of New York Mellon (the “Custodian” and “Transfer Agent”) serves as the Funds’ Custodian and Transfer Agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Funds pays these fees.

Certain officers of the Trust may also be officers of the Administrator or its affiliates. They receive no fees for serving as officers of the Trust.

4. INVESTMENT TRANSACTIONS

For the period ended December 31, 2022, the purchases and sales of investments in securities, excluding in-kind transactions and short-term securities were:

	Purchases	Purchases - U.S. Govt.	Sales	Sales - U.S. Govt.
YWCA Women’s Empowerment ETF	$1,530,714	$-	$1,710,798	$-
NAACP Minority Empowerment ETF	2,092,982	-	2,180,683	-
Sustainable Development Goals Global Equity ETF	-	-	5,855,840	-
Affordable Housing MBS ETF	-	34,264,915	-	13,929,105

For the period ended December 31, 2022, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales and Maturities	Realized Gain/(Loss)
YWCA Women’s Empowerment ETF	$3,535,160	$-	$-
NAACP Minority Empowerment ETF	738,625	-	-
Sustainable Development Goals Global Equity ETF	931,205	-	-
Affordable Housing MBS ETF	-	-	-

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise.

Impact Shares Trust I

Notes to Financial Statements

December 31, 2022 (Unaudited)

The tax character of dividends and distributions paid during the last two fiscal years ending June 30, were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
YWCA Women’s Empowerment ETF
2022	$787,659	$448,766	$1,236,425
2021	665,602	104,821	770,423
NAACP Minority Empowerment ETF
2022	$1,026,449	$231,702	$1,258,151
2021	290,187	26,991	317,178
Sustainable Development Goals Global Equity ETF
2022	$98,098	$547,619	$645,717
2021	39,855	25,740	65,595
Affordable Housing MBS ETF*
2022	$1,732,032	$-	$1,732,032

*	The period covered is from July 26, 2021 to June 30, 2022.

As of June 30, 2022, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Capital Loss Carryforwards		Post October Losses	Unrealized Appreciation/ (Depreciation)	Other Temporary Differences	Total Distributable Earnings/(Loss)
YWCA Women’s Empowerment ETF	$911,568	$1,463,528	$	— $	—$	(3,662,836)	$(2)	$(1,287,742)
NAACP Minority Empowerment ETF	397,130	460,743		—	—	(1,753,343)	—	(895,470)
Sustainable Development Goals Global Equity
ETF	67,514	127,187		—	—	(579,325)	105	(384,519)
Affordable Housing MBS ETF	60,588	—		(467,660)	(1,281,762)	(9,434,612)	(2)	(11,123,448)

For Federal income tax purposes, capital losses incurred may be carried forward and applied against future capital gains.

Funds are permitted to carry forward capital losses for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital. Capital loss carryforwards are as follows:

	Short-Term Loss	Long-Term Loss	Total
Affordable Housing MBS ETF	$467,660	$-	$467,660

Impact Shares Trust I

Notes to Financial Statements

December 31, 2022 (Unaudited)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments and foreign currency transactions held by the Funds at December 31, 2022, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
YWCA Women’s Empowerment ETF	$36,075,743	$3,080,550	$(5,368,910)	$(2,288,360)
NAACP Minority Empowerment ETF	36,515,957	4,014,933	(5,402,480)	(1,387,547)
Sustainable Development Goals Global Equity ETF	6,712,159	321,221	(709,580)	(388,359)
Affordable Housing MBS ETF	115,151,876	65,120	(13,380,063)	(13,314,943)

The book/tax difference on cost is primarily related to wash sale adjustments.

6. RISKS OF INVESTING IN THE FUNDS

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

Under normal circumstances, the Funds will invest at least 80% of their total assets in securities of the Index, which reflects the performance of an investable universe of publicly-traded companies that directly or indirectly provide services or support to ETFs, including but not limited to the management, servicing, trading or sale of ETFs (“ETF Activities”).

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. As with any investment company, there is no guarantee that the Fund will achieve its goal.

Active Investment Management Risk (Affordable Housing MBS ETF only) - The Fund is actively managed. The Adviser’s judgments about the attractiveness, relative value, or potential appreciation of a particular sector, security or investment strategy.

Asset Class Risk (All Funds) - The securities in an Underlying Index or in a Fund’s portfolio may underperform the returns of other securities or indices that track other countries, regions, industries, groups of industries, markets, asset classes or sectors. Various types of securities or indices tend to experience cycles of outperformance and underperformance in comparison to general securities markets.

Brexit (Sustainable Development Goals Global Equity ETF only) - In June 2016, the United Kingdom approved a referendum to leave the European Union (commonly known as “Brexit”). On January 31, 2020, the United Kingdom left the European Union and during a transition period that ended on December 31, 2020, negotiated an agreement that governs the terms of the ongoing relationship between the United Kingdom and the European Union. At present the political and economic consequences of Brexit remain uncertain. Given the size and importance of the United Kingdom’s economy, uncertainty about its legal, political, and economic relationship with the remaining member states of the European Union may continue to be a source of instability. Moreover, other countries may seek to withdraw from the European Union and/or abandon the euro, the common currency of the European Union. The ultimate effects of these events and other socio-political or geopolitical issues

Impact Shares Trust I

Notes to Financial Statements

December 31, 2022 (Unaudited)

are not known but could profoundly affect global economies and markets. Whether or not a Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Fund’s investments.

Call Risk (Affordable Housing MBS ETF only) - Some debt securities may be redeemed, or “called,” at the option of the issuer before their stated maturity date. In general, an issuer will call its debt securities if they can be refinanced by issuing new debt securities which bear a lower interest rate. The Fund is subject to the possibility that during periods of falling interest rates an issuer will call its high yielding debt securities. The Fund would then be forced to invest the proceeds at lower interest rates, likely resulting in a decline in the Fund’s income.

Cash Transaction Risk (All Funds) - The Funds can effect creations and redemptions principally for cash, rather than for in-kind securities. ETFs generally are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at the fund level. Because the Funds currently can effect redemptions for cash, rather than for in-kind securities, they may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. The Funds may recognize a capital gain on these sales that might not have been incurred if the Funds had made a redemption in-kind, and this may decrease the tax efficiency of the Funds compared to ETFs that utilize an in-kind redemption process.

Counterparty Risk (All Funds) - The Funds may engage in transactions in securities and financial instruments that involve counterparties. Counterparty risk is the risk that a counterparty (the other party to a transaction or an agreement or the party with whom a Fund executes transactions) to a transaction with a Fund may be unable or unwilling to make timely principal, interest, settlement or margin payments, or otherwise honor its obligations. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the affected Fund’s income or the value of its assets may decrease. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances. In an attempt to limit the counterparty risk associated with such transactions, the Funds conduct business only with financial institutions judged by the Adviser to present acceptable credit risk.

Credit Risk (Affordable Housing MBS ETF only) - An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Derivatives Risk (All Funds) - Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument may not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) derivative contracts, including options, may expire worthless and the use of derivatives may result in losses to the Fund, (3) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, (4) derivatives not traded on an exchange may be subject to credit risk, for example, if the counterparty does not meet its obligations (see also “Counterparty Risk”), and (5) derivatives not traded on an exchange may be subject to liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. As a general matter, when the Fund establishes certain derivative instrument positions, such as certain futures and options contract positions, it will segregate liquid

Impact Shares Trust I

Notes to Financial Statements

December 31, 2022 (Unaudited)

assets (such as cash, U.S. Treasury bonds or commercial paper) equivalent to the Fund’s outstanding obligations under the contract or in connection with the position. In addition, recent legislation has called for a new regulatory framework for the derivatives market. The impact of the new regulations are still unknown, but has the potential to increase the costs of using derivatives, may limit the availability of some forms of derivatives or the Fund’s ability to use derivatives, and may adversely affect the performance of some derivative instruments used by the Fund as well as the Fund’s ability to pursue its investment objective through the use of such instruments.

Derivatives Risk – Futures Contracts Risk (All Funds). A futures contract is an exchange-traded derivative transaction between two parties in which a buyer (holding the “long” position) agrees to pay a fixed price (or rate) at a specified future date for delivery of an underlying reference from a seller (holding the “short” position). The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Certain futures contract markets are highly volatile, and futures contracts may be illiquid. Futures exchanges may limit fluctuations in futures contract prices by imposing a maximum permissible daily price movement. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. At or prior to maturity of a futures contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in futures contract prices. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the futures market could be reduced. Because of the low margin deposits normally required in futures trading, it is possible that the Fund may employ a high degree of leverage in the portfolio. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. For certain types of futures contracts, losses are potentially unlimited. Futures markets are highly volatile, and the use of futures may increase the volatility of the Fund’s NAV. Futures contracts executed (if any) on foreign exchanges may not provide the same protection as U.S. exchanges. Futures contracts can increase the Fund’s risk exposure to underlying references and their attendant risks.

Derivatives Risk – Options Risk (All Funds). Options are derivatives that give the purchaser the option to buy (call) or sell (put)an underlying reference from or to a counterparty at a specified price (the strike price) on or before an expiration date. By investing in options, the Fund is exposed to the risk that it may be required to buy or sell the underlying reference at a disadvantageous price on or before the expiration date. Options may involve economic leverage, which could result in greater volatility in price movement. The Fund’s losses could be significant, and are potentially unlimited for certain types of options. Options may be traded on a securities exchange or in the over the-counter market. At or prior to maturity of an options contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in options prices. Options can increase the Fund’s risk exposure to underlying references and their attendant risks.

Emerging Markets Risk (Sustainable Development Goals Global Equity ETF only) - Investing in issuers located in or tied economically to emerging markets is subject to the same risks as foreign market investments, generally to a greater extent. The Fund will be subject to these risks to an even greater extent, to the extent the Fund invests in issuers exposed to countries defined as “low income” or “lower middle income” by the World Bank or as a “Least Developed Country” by the United Nations. These

Impact Shares Trust I

Notes to Financial Statements

December 31, 2022 (Unaudited)

countries typically confront severe structural impediments to sustainable development and are highly vulnerable to economic and environmental shocks and have low levels of human assets. Emerging markets may have additional risks including greater fluctuations in market values and currency exchange rates; increased risk of default; greater social, economic, and political uncertainty and instability; increased risk of nationalization, expropriation, or other confiscation of assets of issuers to which the Fund may be exposed; increased risk of embargoes or economic sanctions on a country, sector, or issuer; greater governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest, and other income, and on the Fund’s ability to exchange local currencies for U.S. dollars; lower levels of liquidity; inability to purchase and sell investments or otherwise settle security or derivative transactions; greater risk of issues with share registration and safe custody; unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and longer settlement; and difficulties in obtaining and/or enforcing legal judgments.

Additionally a foreign issuer is not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those in the United States. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.

Exchange-Traded Funds Risk (All Funds) - The price movement of an exchange-traded fund may not exactly track the underlying index and may result in a loss. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company when the Fund invests in shares of another investment company.

Equity Investing Risk (All Funds, except Affordable Housing MBS ETF) - The market prices of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer, such as management performance, financial leverage, non-compliance with regulatory requirements, and reduced demand for the issuer’s goods or services. The values of equity securities also may decline due to general industry or market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Ethnic Diversity Risk (NAACP Minority Empowerment ETF only) - The returns on a portfolio of securities that excludes companies that are not ethnically diverse may trail the returns on a portfolio of securities that includes companies that are not ethnically diverse. Investing only in a portfolio of securities that are ethnically diverse may affect the Fund’s exposure to certain types of investments and may adversely impact the Fund’s performance depending on whether such investments are in or out of favor in the market.

Impact Shares Trust I

Notes to Financial Statements

December 31, 2022 (Unaudited)

Extension Risk (Affordable Housing MBS ETF only) - Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or other obligated party) more slowly than anticipated, causing the value of these debt securities to fall. Rising interest rates tend to extend the duration of debt securities, making their market value more sensitive to changes in interest rates. The value of longer-term debt securities generally changes more in response to changes in interest rates than shorter-term debt securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Fee Risk (All Funds) - Because the fees paid by a Fund to Impact Shares are based on the average daily value of the total assets of such Fund, less all accrued liabilities of such Fund (other than the amount of any outstanding borrowings constituting financial leverage), Impact Shares has a financial incentive to cause the Funds to utilize leverage, which creates a conflict of interest between Impact Shares, on the one hand, and the shareholders of the Funds, on the other hand.

Foreign Securities Risk (Sustainable Development Goals Global Equity ETF only) - Investments in securities of non-U.S. issuers involve certain risks not involved in domestic investments (for example, fluctuations in foreign exchange rates (for non-U.S. securities not denominated in U.S. dollars); future foreign economic, financial, political and social developments; nationalization; exploration or confiscatory taxation; smaller markets; different trading and settlement practices; less governmental supervision; and different accounting, auditing and financial recordkeeping standards and requirements) that may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. These risks are magnified for investments in issuers tied economically to emerging markets, the economies of which tend to be more volatile than the economies of developed markets. In addition, investments by the Fund in non-U.S. securities may be subject to withholding and other taxes imposed by foreign countries on dividends, interest, capital gains, or other income or proceeds. Those taxes will reduce the Fund’s yield on any such securities.

Futures Contracts Risk (All Funds) - Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a price, date and time specified when the contract is made. Funds, such as the Funds, that use futures contracts, which are a type of derivative, are subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Gender Diversity Risk (YWCA Women’s Empowerment ETF only) - The returns on a portfolio of securities that excludes companies that are not gender diverse may trail the returns on a portfolio of securities that includes companies that are not gender diverse. Investing only in a portfolio of securities that are gender diverse may affect the Fund’s exposure to certain types of investments and may adversely impact the Fund’s performance depending on whether such investments are in or out of favor in the market.

Geographic Risk (Sustainable Development Goals Global Equity ETF only) - To the extent the Fund’s investments in a single country or a limited number of countries represent a large percentage of the Fund’s assets, the Fund will be subject to the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance and the Fund’s shares may be subject to increased price volatility.

Impact Shares Trust I

Notes to Financial Statements

December 31, 2022 (Unaudited)

Income Risk (Affordable Housing MBS ETF only) - The Fund’s income may decline when interest rates fall or if there are defaults in the mortgage loans underling the securities in its portfolio. This decline can occur because the Fund may subsequently invest in lower-yielding securities as debt securities in its portfolio mature, are near maturity or are called, or the Fund otherwise needs to purchase additional debt securities.

Illiquid Securities Risk (All Funds) - Illiquid investments may be difficult to resell at approximately the price they are valued in the ordinary course of business within seven days. When investments cannot be sold readily at the desired time or price, a Fund may have to accept a much lower price, may not be able to sell the investment at all or may be forced to forego other investment opportunities, all of which may adversely impact a Fund’s returns. Illiquid investments also may be subject to valuation risk.

Index Performance Risk (All Funds, except Affordable Housing MBS ETF) - Each Fund is linked to an index maintained by a third party provider unaffiliated with the Funds or the Adviser. There can be no guarantee or assurance that the methodology used by the third party provider to create the index will result in the Funds achieving high, or even positive, returns. Further, there can be no guarantee that the methodology underlying the index or the daily calculation of the index will be free from error. It is also possible that the value of the index may be subject to intentional manipulation by third-party market participants. The particular indices used by the Funds may underperform other asset classes and may underperform other similar indices. Each of these factors could have a negative impact on the performance of the Funds.

Industry Concentration Risk (All Funds, except Affordable Housing MBS ETF) - Because each Fund may invest 25% or more of the value of its assets in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries, the Fund’s performance largely depends on the overall condition of such industry or group of industries and the Fund is susceptible to economic, political and regulatory risks or other occurrences associated with that industry or group of industries.

Inflation Risk (All Funds) - Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.

Intellectual Property Risk (All Funds, except Affordable Housing MBS ETF) - The Funds rely on licenses that permit the Adviser to use the Underlying Indices and associated trade names, trademarks and service marks, as well as the partner nonprofits’ names and logos (the “Intellectual Property”) in connection with the investment strategies of each respective Fund and/or in marketing and other materials for each Fund. Such licenses may be terminated, and, as a result, the relevant Fund may lose its ability to use the Intellectual Property. In the event a license is terminated or the license provider does not have rights to license the Intellectual Property, the operations of such Fund may be adversely affected.

Interest Rate Risk (Affordable Housing MBS ETF only) - Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Duration is a reasonably accurate measure

Impact Shares Trust I

Notes to Financial Statements

December 31, 2022 (Unaudited)

of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration. As of the date of this Prospectus, the United States is experiencing a low interest rate environment, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that the Fund invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates.

Limited Fund Size Risk (All Funds) - The Funds may not attract sufficient assets to achieve or maximize investment and operational efficiencies and remain viable. If a Fund fails to achieve sufficient scale, it may be liquidated.

Liquidity Risk (Affordable Housing MBS ETF only) - The Fund may hold certain investments that may trade over-the-counter or in limited volume or lack an active trading market. Accordingly, the Fund may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the Fund currently values them. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress.

Management Risk (All Funds) - Management risk is the risk associated with the fact that the Fund relies on the Adviser’s ability to achieve its investment objective. The Adviser is a non-profit organization with limited personnel and financial resources. The relative lack of resources may increase the Fund’s management risk.

Market Price Variance Risk (All Funds) - Fund shares are listed for trading on NYSE Arca, Inc. (the “Exchange”) and can be bought and sold in the secondary market at prevailing market prices. The market prices of shares will fluctuate in response to changes in the NAV and supply and demand for shares. As a result, the trading prices of Shares may deviate significantly from NAV during periods of market volatility. The Adviser cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of shares should not be sustained in the long-term. In addition, the securities held by the Fund may be traded in markets that close at a different time than NYSE. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when NYSE is open but after the applicable market closing, fixing or settlement times, bid-ask spreads and the resulting premium or discount to the Shares’ NAV may widen. Further, secondary

Impact Shares Trust I

Notes to Financial Statements

December 31, 2022 (Unaudited)

markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which could cause a material decline in the Fund’s NAV. In times of market stress, market makers and authorized participants may step away from their respective roles in making a market in Fund shares or in executing purchase and redemption orders, which could lead to variances between the market price of Fund shares and the underlying value of those shares. Also, in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity of the Fund’s portfolio holdings, which could lead to differences between the market price of the Fund’s shares and the underlying value of those shares. During periods of high market volatility, a Fund share may trade at a significant discount to its NAV, and in these circumstances certain types of brokerage orders may expose an investor to an increased risk of loss. A “stop order,” sometimes called a “stop-loss order,” may cause a Fund share to be sold at the next prevailing market price once the “stop” level is reached, which during a period of high volatility can be at a price that is substantially below NAV. By including a “limit” criteria with your brokerage order, you may be able to limit the size of the loss resulting from the execution of an ill-timed stop order. The Fund’s shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Fund’s primary listing is maintained, and may otherwise be made available to non-U.S. investors through funds or structured investment vehicles similar to depositary receipts. There can be no assurance that the Fund’s shares will continue to trade on any such stock exchange or in any market or that the Fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. The Fund’s shares may be less actively traded in certain markets than in others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade Fund shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.

The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those purchasing and redeeming directly with the Fund.

Mid-Cap Company Risk (All Funds, except Affordable Housing MBS ETF) - Investing in securities of mid-cap companies may entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

Mortgage-Related Securities Risk (Affordable Housing MBS ETF only) - Mortgage-related securities are subject to the same risks as investments in other types of debt securities, including credit risk, interest rate risk, liquidity risk and valuation risk. However, these investments make the Fund more susceptible to adverse economic, political or regulatory events that affect the value of real estate. Mortgage-related securities are also significantly affected by the rate of prepayments and modifications of the mortgage loans underlying those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage related securities are particularly sensitive to prepayment risk, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities. As the timing and amount of prepayments cannot be accurately predicted, the timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-related

Impact Shares Trust I

Notes to Financial Statements

December 31, 2022 (Unaudited)

securities. Along with prepayment risk, mortgage-related securities are significantly affected by interest rate risk.

Non-Diversification Risk (All Funds) - Due to the nature of the Funds’ investment strategies and their non-diversified status (for purposes of the 1940 Act), the Funds may invest a greater percentage of their respective assets in the securities of fewer issuers than a “diversified” fund, and accordingly may be more vulnerable to changes in the value of those issuers’ securities. Since the Funds invest in the securities of a limited number of issuers, the Funds are particularly exposed to adverse developments affecting those issuers, and a decline in the market value of a particular security held by a Fund is likely to affect such Fund’s performance more than if such Fund invested in the securities of a larger number of issuers. Although the Funds will be “non-diversified” for purposes of the 1940 Act, the Funds intend to comply with the diversification requirements under Subchapter M of the Code in order to be eligible to qualify as a regulated investment company.

Operational and Technology Risk (All Funds) - Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, index providers, Authorized Participants, market makers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Passive Investment Risk (All Funds, except Affordable Housing ETF) - The Funds are not actively managed and may be affected by a general decline in market segments included in the applicable Underlying Indices. The Funds invest in securities included in, or representative of, each Fund’s respective Underlying Index regardless of such security’s investment merits. The Adviser does not attempt to take defensive positions under any market conditions, including during declining markets.

Prepayment Risk (Affordable Housing MBS ETF only) - Prepayment risk is the risk that the issuer of a debt security will repay principal prior to the scheduled maturity date. Debt securities allowing prepayment may offer less potential for gains during a period of declining interest rates, as the Fund may be required to reinvest the proceeds of any prepayment at lower interest rates. These factors may cause the value of an investment in the Fund to change.

Securities Market Risk (All Funds) - Securities market risk is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. The profitability of a Fund substantially depends upon the Adviser correctly assessing the future price movements of stocks, bonds, loans, options on stocks, and other securities and the movements of interest rates. The Adviser cannot guarantee that it will be successful in accurately predicting price movements. The market prices of equities may decline for reasons that directly relate to the issuing company (such as poor management performance or reduced demand for its goods or services), factors that affect a particular industry (such as a decline in demand, labor or raw material shortages, or increased production costs) or general market conditions not specifically related to a company or industry (such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally, or natural and environmental disasters and systemic market dislocations). The spread of infectious disease including epidemics and pandemics such as the recent COVID-19 outbreak, the novel respiratory disease also known as “coronavirus,” also could affect the economies of many nations in ways that cannot necessarily be foreseen. The coronavirus has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports

Impact Shares Trust I

Notes to Financial Statements

December 31, 2022 (Unaudited)

of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this outbreak and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Fund’s investments, the Fund and your investment in the Fund.

In addition, the increasing popularity of passive index-based investing may have the potential to increase security price correlations and volatility. As passive strategies generally buy or sell securities based simply on inclusion and representation in an index, securities prices will have an increasing tendency to rise or fall based on whether money is flowing into or out of passive strategies rather than based on an analysis of the prospects and valuation of individual securities. This may result in increased market volatility as more money is invested through passive strategies. As a result of the nature of a Fund’s investment activities, it is possible that such Fund’s financial performance may fluctuate substantially from period to period. Additionally, at any point in time an investment in a Fund may be worth less than the original investment, even after taking into account the reinvestment of dividends and distributions.

Significant Exposure Risk (All Funds) - To the extent that the Fund invests a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

Small-Cap Company Risk (All Funds, except Affordable Housing MBS ETF) - Investing in the securities of small-cap companies either directly or indirectly through investments in ETFs, closed-end funds or mutual funds may pose greater market and liquidity risks than larger, more established companies, because of limited product lines and/or operating history, limited financial resources, limited trading markets, and the potential lack of management depth. In addition, the securities of such companies are typically more volatile than securities of larger capitalization companies.

Specified Pools Risk (Affordable Housing MBS ETF only) - The Fund is expected to primarily invest in specified pools of mortgage loans. This may cause the Fund to take longer to fully achieve its principal investment strategy.

Swaps Risk (All Funds) - Investments in swaps involve both the risks associated with an investment in the underlying investments or instruments (including equity investments) and counterparty risk. In a standard over-the-counter (“OTC”) swap transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount calculated based on the “notional amount” of

Impact Shares Trust I

Notes to Financial Statements

December 31, 2022 (Unaudited)

predetermined investments or instruments, which may be adjusted for an interest factor. Swaps can involve greater risks than direct investments in securities, because swaps may be leveraged and OTC swaps are subject to counterparty risk (e.g., the risk of a counterparty’s defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Swaps may also be considered illiquid. Certain swap transactions, including interest rate swaps and index credit default swaps, may be subject to mandatory clearing and exchange trading, although the swaps in which the Fund will invest are not currently subject to mandatory clearing and exchange trading. The use of swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund.

Tracking Error Risk (All Funds, except Affordable Housing MBS ETF) - The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index. The Adviser may not be able to cause the Fund’s performance to correlate to that of the Fund’s benchmark, either on a daily or aggregate basis. Because the Underlying Index rebalances monthly but the Fund is not obligated to do the same, the risk of tracking error may increase following the rebalancing of the Underlying Index.

Trading Issues Risk (All Funds) - Although the shares of the Fund are listed for trading on the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. Market makers are under no obligation to make a market in the Fund’s shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units (as defined below). In the event market makers cease making a market in the Fund’s shares or authorized participants stop submitting purchase or redemption orders for Creation Units, Fund shares may trade at a larger premium or discount to their net asset value. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small or the Fund does not have enough shareholders.

Transactions Risk (Affordable Housing MBS ETF only) - The Fund may purchase securities via to-be-announced transactions (“TBA Transactions”). In such a transaction, the purchase price of the securities is typically fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. At the time of delivery of the securities, the value may be more or less than the purchase or sale price. Purchasing securities in a TBA Transaction may give rise to investment leverage and may increase the Fund’s volatility. Default by, or bankruptcy of, a counterparty to a TBA Transaction would expose the Fund to possible losses because of an adverse market action, expenses or delays in connection with the purchase or sale of the pools specified in such transaction.

U.S. Government Securities Risk (Affordable Housing MBS ETF only) - U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are

Impact Shares Trust I

Notes to Financial Statements

December 31, 2022 (Unaudited)

generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies (such as Ginnie Mae) are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities (such as Fannie Mae and Freddie Mac) are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. government.

Obligations of U.S. government agencies, authorities, instrumentalities and sponsored enterprises (such as Fannie Mae and Freddie Mac) have historically involved little risk of loss of principal if held to maturity. However, the maximum potential liability of the issuers of some of these securities may greatly exceed their current resources and no assurance can be given that the U.S. government would provide financial support to any of these entities if it were not obligated to do so by law. Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Administration (“FHFA”) acting as their conservator, since 2008. The entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae or Freddie Mac and the value of their securities and the securities that they guarantee. Additionally, the U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.

Valuation Risk (All Funds) - The Funds are subject to the risk of mispricing or improper valuation of their investments, in particular to the extent that their securities are fair valued.

7. OTHER

At December 31, 2022, the records of the Trust reflected that 100% of the Funds’ total Shares outstanding were held by four Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the NYSE Arca, Inc. and have been purchased and sold by persons other than Authorized Participants.

8. SUBSEQUENT EVENTS

On February 3, 2023, the Board of the Trust approved the liquidation of the Impact Shares Sustainable Development Goals Global Equity ETF. The liquidation will be effective on or about February 28, 2023.

The Funds have evaluated the need for additional disclosures (other than what is disclosed in the preceding paragraph) and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosure and/or adjustments were required to the financial statements.

Impact Shares Trust I

Disclosure of Fund Expenses

December 31, 2022 (Unaudited)

All ETFs have operating expenses. As a shareholder of the Fund you incur an Advisory fee. In addition to the Advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs of your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in each Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (July 1, 2022 to December 31, 2022) (unless otherwise noted below).

The table below illustrates each Fund’s cost in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 7/1/2022	Ending Account Value 12/31/2022	Annualized Expense Ratios	Expenses Paid During Period(1)
Impact Shares YWCA Women’s Empowerment ETF
Actual Fund Return	$1,000.00	$1,023.40	0.75%	$3.83
Hypothetical 5% Return	$1,000.00	$1,021.43	0.75%	$3.82
Impact Shares NAACP Minority Empowerment ETF
Actual Fund Return	$1,000.00	$992.40	0.49%	$2.46
Hypothetical 5% Return	$1,000.00	$1,022.74	0.49%	$2.50
Impact Shares Sustainable Development Goals Global Equity ETF
Actual Fund Return	$1,000.00	$1,028.60	0.75%	$3.83
Hypothetical 5% Return	$1,000.00	$1,021.43	0.75%	$3.82
Impact Shares Affordable Housing MBS ETF
Actual Fund Return	$1,000.00	$966.50	0.30%	$1.49
Hypothetical 5% Return	$1,000.00	$1,023.69	0.30%	$1.53

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 184/365 (to reflect the one-half year period shown).

Impact Shares Trust I

Supplemental Information (Unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Fund’s NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of the Funds’ holdings. The Market Price of the Funds will fluctuate in accordance with changes in their NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.impactetfs.org.

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2189 Broken Bend

Frisco, Texas 75034

844-448-3383

www.impactetfs.org

Investment Adviser:

Impact Shares, Corp.

2189 Broken Bend

Frisco, Texas 75034

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments

Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Transfer Agent:

Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Custodian:

Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Legal Counsel:

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

This information must be preceded or accompanied by a current prospectus for the Funds.

IMP-SA-002-0400

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.     Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6.     Schedule of Investments.

The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.     Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.     Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.     Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.    Disclosure of Securities Lending Activities for the Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.    Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Impact Shares Trust I

By (Signature and Title)	/s/ Ethan Powell
Ethan Powell, President, Principal
Executive Officer, Treasurer, and
Principal Financial Officer

Date: March 10, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Ethan Powell
Ethan Powell, President and Principal
Executive Officer

Date: March 10, 2023

By (Signature and Title)	/s/ Ethan Powell
Ethan Powell, Treasurer and
Principal Financial Officer

Date:    March 10, 2023